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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 --------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Scott A. Bennewitz            Denver, Colorado    May 10, 2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         53
                                        --------------------

Form 13F Information Table Value Total:      $140,433
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE


       Column 1          Column 2    Column 3    Column 4           Column 5         Column 6     Column 7           Column 8
--------------------- -------------- -------- -------------- ---------------------- ---------- -------------- ---------------------
                                                             Shares or PRN SH/ Put/ Investment                   Voting Authority
    Name of Issuer    Title of Class   Cusip  Value (x1,000)    Amount     PRN Call Discretion Other Managers   Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY  COM            00388130 1,430          132,068       SH       Sole                      132,068
AMERICA SERVICE GRP   COM            02364L10 4,568          283,880       SH       Sole                      283,880
AXT                   COM            00246W10 4,046          1,268,315     SH       Sole                      1,268,315
NATUS MEDICAL         COM            63905010 4,474          281,200       SH       Sole                      281,200
BAKER (MICHAEL)       COM            05714910 1,611          46,718        SH       Sole                      46,718
BIOVAIL               COM            09067J10 4,201          250,500       SH       Sole                      250,500
CEVA                  COM            15721010 2,573          220,700       SH       Sole                      220,700
COGENT                COM            19239Y10 4,998          490,000       SH       Sole                      490,000
AMERICA'S CAR-MART    COM            03062T10 3,627          150,376       SH       Sole                      150,376
COLDWATER CREEK       COM            19306810 2,861          412,300       SH       Sole                      412,300
DG FASTCHANNEL        COM            23326R10 1,310          41,000        SH       Sole                      41,000
DELUXE                COM            24801910 3,524          181,443       SH       Sole                      181,443
ENNIS                 COM            29338910 1,215          74,657        SH       Sole                      74,657
ENTROPIC COMMUNICATI  COM            29384R10 1,668          328,292       SH       Sole                      328,292
EXPONENT              COM            30214U10 1,655          58,034        SH       Sole                      58,034
GEO GROUP (THE)       COM            36159R10 3,708          187,100       SH       Sole                      187,100
GRAFTECH INT'L        COM            38431310 1,807          132,200       SH       Sole                      132,200
GSE SYSTEMS           COM            36227K10 1,622          299,897       SH       Sole                      299,897
HMS HLDGS             COM            40425J10 2,555          50,103        SH       Sole                      50,103
ICON PLC ADR          COM            45103T10 2,588          98,000        SH       Sole                      98,000
ICX TECHNOLOGIES      COM            44934T10 1,865          267,600       SH       Sole                      267,600
II-VI                 COM            90210410 1,766          52,179        SH       Sole                      52,179
INSPIRE PHARM         COM            45773310 1,874          300,363       SH       Sole                      300,363
KING PHARMACEUTICALS  COM            49558210 3,654          310,700       SH       Sole                      310,700
KIT DIGITAL           COM            48247020 656            50,900        SH       Sole                      50,900
MULTI-COLOR           COM            62538310 629            52,507        SH       Sole                      52,507
LINCARE HLDGS         COM            53279110 1,149          25,600        SH       Sole                      25,600
LSB INDUSTRIES        COM            50216010 1,140          74,800        SH       Sole                      74,800
MAIDENFORM            COM            56030510 2,083          95,326        SH       Sole                      95,326
MEADOWBROOK INSR GRP  COM            58319P10 2,911          368,500       SH       Sole                      368,500
MIPS TECHNOLOGIES     COM            60456710 3,493          783,266       SH       Sole                      783,266
METTLER-TOLEDO INT'L  COM            59268810 4,008          36,700        SH       Sole                      36,700
NETSCOUT SYSTEMS      COM            64115T10 2,362          159,700       SH       Sole                      159,700
NBTY                  COM            62878210 849            17,700        SH       Sole                      17,700
NVE                   COM            62944520 4,335          95,700        SH       Sole                      95,700
OBAGI MEDICAL PRODUC  COM            67423R10 379            31,100        SH       Sole                      31,100
OPLINK COMMUNIC       COM            68375Q40 3,178          171,417       SH       Sole                      171,417
OSI SYSTEMS           COM            67104410 2,690          95,800        SH       Sole                      95,800
BANK OF THE OZARKS    COM            06390410 2,259          64,200        SH       Sole                      64,200
RPM INT'L             COM            74968510 3,670          172,000       SH       Sole                      172,000
SUPERIOR ENERGY       COM            86815710 2,536          120,658       SH       Sole                      120,658
TEMPUR-PEDIC INT'L    COM            88023U10 6,560          217,500       SH       Sole                      217,500
DEALERTRACK           COM            24230910 1,739          101,800       SH       Sole                      101,800
TREX                  COM            89531P10 1,912          89,800        SH       Sole                      89,800
TEXAS ROADHOUSE       COM            88268110 1,922          138,400       SH       Sole                      138,400
TYLER TECHNOLOGIES    COM            90225210 4,619          246,500       SH       Sole                      246,500
WABTEC                COM            92974010 4,073          96,700        SH       Sole                      96,700
WATERS                COM            94184810 3,418          50,600        SH       Sole                      50,600
WMS INDUSTRIES        COM            92929710 4,202          100,200       SH       Sole                      100,200
WILLIAMS-SONOMA       COM            96990410 2,185          83,100        SH       Sole                      83,100
WET SEAL              COM            96184010 2,435          511,600       SH       Sole                      511,600
WEB.COM GROUP         COM            94733A10 1,582          290,287       SH       Sole                      290,287
EXIDE TECHNOLOGIES    COM            30205120 2,258          392,000       SH       Sole                      392,000